CAPITAL MANAGEMENT (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2015 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loan facility	$ 0	$ 425,903	$ 332	$ 357
Secured notes payable	396,509	0
Share capital	475,624	472,995
Share-based payments reserve	5,549	5,018
Deficit	(146,431)	(163,583)
Shareholder equity and other equity interest	$ 731,251	$ 740,333